Provision for decommissioning costs	12 Months Ended
Dec. 31, 2017
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Provision for decommissioning costs
20.	Provision for decommissioning costs

Non-current liabilities	2017	2016
Opening balance	10,252	9,150
Adjustment to provision	4,166	(564)
Transfers related to liabilities held for sale	(117)	(35)
Payments made	(709)	(730)
Interest accrued	757	660
Others	24	(41)
Cumulative translation adjustment	(230)	1,812

Closing balance	14,143	10,252

The estimates for abandonment and dismantling of oil and natural gas producing properties are revised annually at December 31 along with the annual process of oil and gas reserves certification and whenever an indication of significant change in the assumptions used in the estimates occurs.

In 2017, the adjustment to this provision in the amount of US$ 4,166 primarily reflected the decrease in the risk-adjusted discount rate from 7.42% p.a in 2016 to 5.11% p.a. in 2017, which was affected by the improved market risk perception, as well as due to an acceleration of fields abandonment regarding certain projects.